Right of Use Assets, Net	6 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets, Net

15. RIGHT-OF-USE ASSETS, NET

	Real Estate	Transportation and Storage Assets (1)	Manufacturing Assets	Retail and Other	Total
COST
As at December 31, 2021	592	1,841	161	62	2,656
Additions	—	3	—	—	3
Modifications	9	30	2	1	42
Re-measurements	—	4	2	(3)	3
Terminations	—	(6)	—	—	(6)
Exchange Rate Movements and Other	(4)	(9)	2	2	(9)
As at June 30, 2022	597	1,863	167	62	2,689

ACCUMULATED DEPRECIATION
As at December 31, 2021	92	520	33	1	646
Depreciation	17	111	11	7	146
Terminations	—	(6)	—	—	(6)
Exchange Rate Movements and Other	(2)	(10)	—	(1)	(13)
As at June 30, 2022	107	615	44	7	773

CARRYING VALUE
As at December 31, 2021	500	1,321	128	61	2,010
As at June 30, 2022	490	1,248	123	55	1,916
(1)Transportation and storage assets include railcars, barges, vessels, pipelines, caverns and storage tanks.